Summary of Realized Gains/Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Gross gains on sales	$ 169	$ 64	$ 626
Gross losses on sales	(23)	0	(1,781)
Net gain (loss) on sale of securities	146	64	(1,155)
Tax provision (benefit) applicable to net gains (losses) on sale of securities	50	22	(393)
Proceeds from sales of available for sale securities	$ 9,703	$ 1,109	$ 26,115